FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 7,391	$ 6,447
Prepayments	400	314
Provisions and decommissioning liabilities	2,073	1,713
Disclosure of financial liabilities [line items]
Financial liabilities	9,191	7,190
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	110	159
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	6	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,075	7,031
FVTPL
Disclosure of financial assets [line items]
Financial assets	337	166
FVOCI
Disclosure of financial assets [line items]
Financial assets	347	429
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	6,707	5,852
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	4,112	3,925
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	110	159
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	6	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,996	3,766
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	5,079	3,265
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,079	3,265
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,873	1,106
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,873	1,106
Accounts receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	4,454	4,362
Accounts receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	45	50
Accounts receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable, net (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,409	4,312
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	118	195
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	118	195
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	946	784
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	292	116
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	347	429
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 307	$ 239